Acquisitions (Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date, Toshiba Medical Systems Corporation (TMSC)) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	¥ 972,626	¥ 953,850	¥ 915,564
Redlen Technologies Inc [Member]
Business Acquisition [Line Items]
Current assets		4,043
Intangible assets		8,955
Goodwill		28,826
Others		389
Assets acquired		42,213
Liabilities assumed		5,350
Net assets acquired		¥ 36,863